PRINCIPAL ACCOUNTING POLICIES - Other income (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Other income (net)
Gain on deconsolidation of subsidiaries (Note 8)	$ 354,202,307	¥ 2,294,451,702	¥ 789,193
Subsidy income		199,418,778	132,094,928	¥ 119,697,248
Dividends from a cost method investment			39,036,138
Bank Charge		(61,150,707)	(49,713,255)	(18,940,474)
Foreign exchange gains/(losses)		12,638,982	(55,930,392)	32,523,857
Reimbursement from the depository		11,582,882		17,507,842
Loss from impairment of long-term investment		0	(33,000,000)	0
Gain on disposal of cost method investment				4,014,829
Loss from disposal of a subsidiary			(1,529,046)
Others		24,038,193	12,073,069	7,726,330
Total	$ 382,997,288	¥ 2,480,979,830	¥ 43,820,635	¥ 162,529,632